UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7899
                                   811-7885

Name of Fund: Merrill Lynch S&P 500 Index Fund of Merrill Lynch Index
                 Funds, Inc.
              Master S&P 500 Index Series of Quantitative Master Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, Merrill Lynch
      S&P 500 Index Fund of Merrill Lynch Index Funds, Inc. and Master S&P 500 Index Series of Quantitative Master Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/04

Date of reporting period: 01/01/04 - 06/30/04

Item 1 - Report to Stockholders

[LOGO] Merrill Lynch Investment Managers                         www.mlim.ml.com

                                        Merrill Lynch
                                        S&P 500 Index Fund

                                        Merrill Lynch Index Funds, Inc.

Semi-Annual Report
June 30, 2004

[LOGO] Merrill Lynch Investment Managers

Merrill Lynch S&P 500 Index Fund

Officers and Directors/Trustees

Terry K. Glenn, President and Director/Trustee
Donald W. Burton, Director/Trustee
M. Colyer Crum, Director/Trustee
Laurie Simon Hodrick, Director/Trustee
David H. Walsh, Director/Trustee
Fred G. Weiss, Director/Trustee
Robert C. Doll, Jr., Senior Vice President
Richard J. Vella, Vice President
Donald C. Burke, Vice President and Treasurer
Phillip S. Gillespie, Secretary

Custodian

Merrill Lynch Trust Company, FSB
1300 Merrill Lynch Drive
3rd Floor -- MSC 0303
Pennington, NJ 08534

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-637-3863

Electronic Delivery

The Fund offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information. To sign up for this service, simply access this Web site http://www.icsdelivery.com/live and follow the instructions. When you visit this site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.


2               MERRILL LYNCH S&P 500 INDEX FUND        JUNE 30, 2004

A Letter From the President

Dear Shareholder

As we ended the current period, all eyes were on the Federal Reserve Board (the
Fed). In a much-anticipated move, the Fed raised the Federal Funds rate on June 30 for the first time in four years, bringing the target rate to 1.25%, up from a 45-year low of 1%. The 25 basis point (.25%) increase was the first, but is not expected to be the last, this year as the Fed moves to "normalize" interest rates in the face of increasing inflation. The Fed has reiterated its intention to take a "measured" approach to interest rate increases in an effort to avoid upsetting the economy or the financial markets. Still, in its very deliberate wording, the Fed has stated that it may move more aggressively if inflation and economic growth indicate the need.

In any case, interest rates are likely to remain low by historical standards for some time, particularly if the Fed does maintain its commitment to a gradual tightening. To provide some perspective, the Federal Funds rate was at 6.5% before the current easing cycle began in 2001 and had reached double-digits in the late 1970s and early 1980s.

Although rising interest rates generally cause concern for equity investors, the markets continue to find support in impressive corporate earnings and a strong economy. Equity markets produced positive results for the most recent six-month and 12-month reporting periods. As measured by the Standard & Poor's 500 Index, the U.S. stock market returned +3.44% for the six-month period and +19.11% for the 12-month period ended June 30, 2004.

June month-end also brought the transfer of power in Iraq. Like the Fed tightening, this was a pivotal event. However, the outcome and the market repercussions are less easy to predict. We do know that markets will always fluctuate and that there are many uncertainties -- including the possibility of geopolitical events -- that can translate into negative market movements. Still, the U.S. economy is much stronger today than it was just one year ago. With this in mind, we encourage you to revisit your portfolio and your asset allocation strategy to ensure you are well positioned to take advantage of the opportunities that lie ahead. Importantly, you should consult with your financial advisor, who can help you assess the market and economic environment and then develop a strategy most suitable for your circumstances and financial goals.

We thank you for trusting Merrill Lynch Investment Managers with your investment assets, and we look forward to serving you in the months and years ahead.

                                                Sincerely,


                                                /s/ Terry K. Glenn

                                                Terry K. Glenn
                                                President and Director/Trustee


                MERRILL LYNCH S&P 500 INDEX FUND        JUNE 30, 2004          3

[LOGO] Merrill Lynch Investment Managers

A Discussion With Your Fund's Portfolio Manager

      Equity markets are expected to outperform cash and bonds for the rest of the year, supported by positive corporate earnings and revenue growth along with growth in economic activity.

How did the Fund perform during the period?

For the six-month period ended June 30, 2004, Merrill Lynch S&P 500 Index Fund's Class A and Class I Shares had total returns of +3.08% and +3.30%, respectively. For the same period, the Fund's unmanaged benchmark, the Standard & Poor's 500 (S&P 500) Index, returned +3.44%. (Complete performance information can be found on page 6 of this report to shareholders.)

As the returns indicate, the Fund met its objective of closely tracking the performance of the S&P 500 Index, a market-weighted index composed of 500 common stocks issued by large-capitalization U.S. companies in a wide range of businesses. The stocks included in the Index collectively represent a substantial portion of all common stocks publicly traded in the United States. As the value of the S&P 500 Index fluctuated during the past six months, the Fund's performance generally tracked that of the Index. Throughout the period, as changes were made to the composition of the S&P 500 Index, the Fund purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark.

As an index fund, the portfolio mirrors the composition of the S&P 500 Index, a common measure of U.S. market performance for large cap stocks. What developments affected the market for large cap stocks during the past six months?

The past six months brought flat-to-slightly positive returns for global equity markets, a trend that was influenced mainly by investor indecision. This behavior stemmed from continued political tension in the United States, violence in Iraq, record-high oil prices and improving economic data throughout the period. A shift in investor favor from lower-quality, lower-price and higher-beta (riskier) securities to higher-quality, higher-capitalization and lower-beta stocks took place at the end of the first quarter and grew stronger in the second quarter.

The six months ended with the Federal Reserve Board (the Fed) raising short-term interest rates .25%, a less significant increase than some had anticipated. With this news, along with higher-than-expected gross domestic product (GDP) growth, the period ended with equity markets on the rise.

On June 30, 2004, the S&P 500 Index closed at 1,140.84 with a price return of +2.60%. The Dow Jones Industrial Average closed at 10,435.48 with a price return of -.18%, while the Nasdaq Composite Index returned +2.22% with a closing level of 2,047.79 -- indicating that technology stocks underperformed the broader market over the past six months. European markets delivered comparable gains, with the Financial Times Stock Exchange 100 Index closing at 4,464.10, representing a return of -.29% in sterling. In the meantime, the Morgan Stanley Capital International World Index price return was up 2.53% in U.S. dollar terms, with a closing level of 1,062.51 at June 30, 2004.

The value style of investing significantly outperformed the growth style for the period, with the S&P 500 Barra Value Index returning +4.17% versus the S&P 500 Barra Growth Index's return of +2.72%.

Turning to sector performance, nine of the 10 S&P 500 sectors posted positive returns for the period. The top-performer was energy, which was up 11.90%, followed by industrials and consumer staples, with respective returns of +6.42% and +5.13%. The worst performer for the period was materials, the only sector in the S&P 500 Index with a negative return, at -.36%. Also at the bottom were information technology and consumer discretionary, with respective six-month returns of +.09% and +.54%. Both of these sectors retrenched after very positive results in 2003, reflecting investors' increased caution in 2004.


4               MERRILL LYNCH S&P 500 INDEX FUND        JUNE 30, 2004

How would you characterize market conditions at the close of the period?

As the November presidential election nears, we expect that politics will continue to spur market uncertainty in the United States, as will the Fed's monetary policy. Politics also will be a primary driver of market performance overseas, as June brought the transfer of power in Iraq and parliamentary elections in the European Union and Canada. While the euro has gradually lost ground this year, returning -3.54% in the first half of 2004, the Asian economy appears to be gaining strength. Since year-end 2003, the Japanese yen was up 1.81% compared to the U.S. dollar.

Equity markets are expected to outperform cash and bonds for the rest of the year, supported by positive corporate earnings and revenue growth along with GDP growth, which is projected to reach five-year highs. Against this backdrop, we expect the portfolio to continue to meet its objective of tracking the performance of the S&P 500 Index for the remainder of 2004.

Richard J. Vella
Vice President and Portfolio Manager

July 12, 2004


                MERRILL LYNCH S&P 500 INDEX FUND        JUNE 30, 2004          5

[LOGO] Merrill Lynch Investment Managers

Performance Data

About Fund Performance

Investors are able to purchase shares of the Fund, which offers two pricing alternatives:

o Class A Shares do not incur an initial sales charge or deferred sales charge and bear no ongoing distribution fee. In addition, Class A Shares are subject to an ongoing account maintenance fee of 0.25%.

o Class I Shares do not incur an initial sales charge (front-end load) or deferred sales charge and bear no ongoing distribution or account maintenance fees. Class I Shares are available only to eligible investors.

None of the past results shown should be considered a representation of future performance. Current performance may be lower or higher than the performance data quoted. Refer to www.mlim.ml.com to obtain more current performance information. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the following tables assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent Performance Results

                                               6-Month         12-Month     Since Inception
As of June 30, 2004                         Total Return     Total Return    Total Return
===========================================================================================
ML S&P 500 Index Fund Class A Shares*           +3.08%          +18.41%         +62.08%
-------------------------------------------------------------------------------------------
ML S&P 500 Index Fund Class I Shares*           +3.30           +18.79          +65.08
-------------------------------------------------------------------------------------------
S&P 500(R)Index **                              +3.44           +19.11          +69.37
-------------------------------------------------------------------------------------------

* Total investment returns are based on changes in net asset value for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's inception date is 4/03/97.
** This unmanaged Index covers 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE issues), representing about 75% of NYSE market capitalization and 30% of NYSE issues. Since inception total return is from 4/03/97.

      S&P 500 is a registered trademark of the McGraw-Hill Companies.

Average Annual Total Return

Class A Shares                                                           Return
================================================================================
One Year Ended 6/30/04                                                   +18.41%
--------------------------------------------------------------------------------
Five Years Ended 6/30/04                                                 - 2.81
--------------------------------------------------------------------------------
Inception (4/03/97) through 6/30/04                                      + 6.90
--------------------------------------------------------------------------------

Class I Shares                                                           Return
================================================================================
One Year Ended 6/30/04                                                   +18.79%
--------------------------------------------------------------------------------
Five Years Ended 6/30/04                                                 - 2.56
--------------------------------------------------------------------------------
Inception (4/03/97) through 6/30/04                                      + 7.17
--------------------------------------------------------------------------------


6               MERRILL LYNCH S&P 500 INDEX FUND        JUNE 30, 2004

Statement of Assets and Liabilities             Merrill Lynch S&P 500 Index Fund

As of June 30, 2004
=============================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------
                   Investment in Master S&P 500 Index Series, at value (identified
                    cost--$2,218,050,394)                                                                     $ 2,454,279,880
                   Prepaid expenses ..................................................                                 14,306
                                                                                                              ---------------
                   Total assets ......................................................                          2,454,294,186
                                                                                                              ---------------
=============================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------------
                   Payables:
                      Distributor ....................................................    $       210,552
                      Administrative fees ............................................             83,914             294,466
                                                                                          ---------------
                   Accrued expenses ..................................................                                865,806
                                                                                                              ---------------
                   Total liabilities .................................................                              1,160,272
                                                                                                              ---------------
=============================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------
                   Net assets ........................................................                        $ 2,453,133,914
                                                                                                              ===============
=============================================================================================================================
Net Assets Consist of
-----------------------------------------------------------------------------------------------------------------------------
                   Class A Shares of Common Stock, $.0001 par value, 250,000,000
                    shares authorized ................................................                        $         6,259
                   Class I Shares of Common Stock, $.0001 par value, 250,000,000
                    shares authorized ................................................                                 11,172
                   Paid-in capital in excess of par ..................................                          2,386,332,128
                   Undistributed investment income--net ..............................    $    14,537,377
                   Accumulated realized capital losses on investments allocated
                    from the Series--net .............................................       (183,982,508)
                   Unrealized appreciation on investments allocated from the
                    Series--net ......................................................        236,229,486
                                                                                          ---------------
                   Total accumulated earnings--net ...................................                             66,784,355
                                                                                                              ---------------
                   Net Assets ........................................................                        $ 2,453,133,914
                                                                                                              ===============
=============================================================================================================================
Net Asset Value
-----------------------------------------------------------------------------------------------------------------------------
                   Class A--Based on net assets of $879,065,382 and 62,589,794
                    shares outstanding ...............................................                        $         14.04
                                                                                                              ===============
                   Class I--Based on net assets of $1,574,068,532 and 111,716,292
                    shares outstanding ...............................................                        $         14.09
                                                                                                              ===============

      See Notes to Financial Statements.


                MERRILL LYNCH S&P 500 INDEX FUND        JUNE 30, 2004          7

[LOGO] Merrill Lynch Investment Managers

Statement of Operations                         Merrill Lynch S&P 500 Index Fund

For the Six Months Ended June 30, 2004
=============================================================================================================================
Investment Income Allocated from the Series--Net
-----------------------------------------------------------------------------------------------------------------------------
                   Net investment income allocated from the Series:
                      Dividends (including $61,827 from affiliates) ..................                        $    18,774,925
                      Interest from affiliates .......................................                                590,100
                      Securities lending--net ........................................                                141,074
                      Expenses .......................................................                               (382,051)
                                                                                                              ---------------
                   Net investment income allocated from the Series ...................                             19,124,048
                                                                                                              ---------------
=============================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------
                   Administration fees ...............................................    $     2,958,700
                   Account maintenance fees--Class A .................................          1,146,752
                   Transfer agent fees ...............................................            631,450
                   Printing and shareholder reports ..................................             55,161
                   Registration fees .................................................             54,780
                   Professional fees .................................................             22,326
                   Directors' fees and expenses ......................................             15,701
                   Other .............................................................             66,674
                                                                                          ---------------
                   Total expenses ....................................................                              4,951,544
                                                                                                              ---------------
                   Investment income--net ............................................                             14,172,504
                                                                                                              ---------------
=============================================================================================================================
Realized & Unrealized Gain (Loss) on Investments Allocated from the Series--Net
-----------------------------------------------------------------------------------------------------------------------------
                   Realized loss on investments allocated from the Series--net .......                             (1,248,542)
                   Change in unrealized appreciation on investments allocated from
                    the Series--net ..................................................                             63,262,752
                                                                                                              ---------------
                   Total realized and unrealized gain on investments allocated from
                    the Series--net ..................................................                             62,014,210
                                                                                                              ---------------
                   Net Increase in Net Assets Resulting from Operations ..............                        $    76,186,714
                                                                                                              ===============

      See Notes to Financial Statements.


8               MERRILL LYNCH S&P 500 INDEX FUND        JUNE 30, 2004

Statements of Changes in Net Assets             Merrill Lynch S&P 500 Index Fund

                                                                                             For the Six           For the
                                                                                            Months Ended         Year Ended
                                                                                              June 30,          December 31,
Increase (Decrease) in Net Assets:                                                              2004                2003
=============================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------
                   Investment income--net ............................................    $    14,172,504     $    25,864,982
                   Realized gain (loss) on investments allocated from the Series--net          (1,248,542)          2,266,529
                   Change in unrealized appreciation on investments allocated from
                    the Series--net ..................................................         63,262,752         468,520,739
                                                                                          -----------------------------------
                   Net increase in net assets resulting from operations ..............         76,186,714         496,652,250
                                                                                          -----------------------------------
=============================================================================================================================
Dividends to Shareholders
-----------------------------------------------------------------------------------------------------------------------------
                   Investment income--net:
                      Class A ........................................................                 --          (9,012,142)
                      Class I ........................................................                 --         (17,162,253)
                                                                                          -----------------------------------
                   Net decrease in net assets resulting from dividends to shareholders                 --         (26,174,395)
                                                                                          -----------------------------------
=============================================================================================================================
Capital Share Transactions
-----------------------------------------------------------------------------------------------------------------------------
                   Net increase in net assets derived from capital share transactions          67,779,908         258,203,138
                                                                                          -----------------------------------
=============================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------
                   Total increase in net assets ......................................        143,966,622         728,680,993
                   Beginning of period ...............................................      2,309,167,292       1,580,486,299
                                                                                          -----------------------------------
                   End of period* ....................................................    $ 2,453,133,914     $ 2,309,167,292
                                                                                          ===================================
                      * Undistributed investment income--net .........................    $    14,537,377     $       364,873
                                                                                          ===================================

      See Notes to Financial Statements.


                MERRILL LYNCH S&P 500 INDEX FUND        JUNE 30, 2004          9

[LOGO] Merrill Lynch Investment Managers

Financial Highlights                            Merrill Lynch S&P 500 Index Fund

                                                                                             Class A
                                                            ----------------------------------------------------------------------
The following per share data and ratios have been derived    For the Six                       For the Year Ended
from information provided in the financial statements.      Months Ended                        December 31,***
                                                              June 30,     -------------------------------------------------------
Increase (Decrease) in Net Asset Value:                         2004           2003            2002          2001           2000
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
                   Net asset value, beginning of period ..  $    13.62     $    10.75      $    14.05    $    16.16     $    18.00
                                                            ----------------------------------------------------------------------
                   Investment income--net ................         .07++          .14++           .13++         .10            .04
                   Realized and unrealized gain (loss)
                    on investments and foreign currency
                    transactions allocated from the
                    Series--net ..........................         .35           2.87           (3.31)        (2.12)         (1.77)
                                                            ----------------------------------------------------------------------
                   Total from investment operations ......         .42           3.01           (3.18)        (2.02)         (1.73)
                                                            ----------------------------------------------------------------------
                   Less dividends and distributions:
                      Investment income--net .............          --           (.14)           (.12)         (.09)          (.10)
                      In excess of investment
                       income--net .......................          --             --              --            --             --+
                      In excess of realized gain on
                       investments allocated from
                       the Series--net ...................          --             --              --            --           (.01)
                                                            ----------------------------------------------------------------------
                   Total dividends and distributions .....          --           (.14)           (.12)         (.09)          (.11)
                                                            ----------------------------------------------------------------------
                   Net asset value, end of period ........  $    14.04     $    13.62      $    10.75    $    14.05     $    16.16
                                                            ======================================================================
==================================================================================================================================
Total Investment Return
----------------------------------------------------------------------------------------------------------------------------------
                   Based on net asset value per share ....        3.08%@        28.02%         (22.62%)      (12.49%)        (9.62%)
                                                            ======================================================================
==================================================================================================================================
Ratios to Average Net Assets
----------------------------------------------------------------------------------------------------------------------------------
                   Expenses, net of reimbursement** ......         .60%*          .61%            .61%          .62%           .63%
                                                            ======================================================================
                   Expenses** ............................         .60%*          .61%            .61%          .63%           .65%
                                                            ======================================================================
                   Investment income--net ................        1.01%*         1.19%           1.03%          .71%           .60%
                                                            ======================================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
                   Net assets, end of period
                    (in thousands) .......................  $  879,065     $  880,875      $  648,569    $  772,750     $  817,423
                                                            ======================================================================
                   Portfolio turnover from the Series ....        1.01%          3.60%           4.59%         3.21%          9.71%
                                                            ======================================================================

*     Annualized.
**    Includes the Fund's share of the Series' allocated expenses.
***   Effective April 14, 2003, Class D Shares were redesignated Class A Shares.
+     Amount is less than $(.01) per share.
++    Based on average shares outstanding.
@     Aggregate total investment return.

      See Notes to Financial Statements.


10              MERRILL LYNCH S&P 500 INDEX FUND        JUNE 30, 2004

Financial Highlights (concluded)                Merrill Lynch S&P 500 Index Fund

                                                                                             Class I
                                                            ----------------------------------------------------------------------
The following per share data and ratios have been derived    For the Six                      For the Year Ended
from information provided in the financial statements.      Months Ended                        December 31,***
                                                              June 30,     -------------------------------------------------------
Increase (Decrease) in Net Asset Value:                         2004           2003            2002          2001           2000
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
                   Net asset value, beginning of period ..  $    13.64     $    10.76      $    14.08    $    16.18     $    18.02
                                                            ----------------------------------------------------------------------
                   Investment income--net ................         .09++          .17++           .16++         .13            .13
                   Realized and unrealized gain (loss)
                    on investments and foreign currency
                    transactions allocated from the
                    Series--net ..........................         .36           2.88           (3.33)        (2.10)         (1.82)
                                                            ----------------------------------------------------------------------
                   Total from investment operations ......         .45           3.05           (3.17)        (1.97)         (1.69)
                                                            ----------------------------------------------------------------------
                   Less dividends and distributions:
                      Investment income--net .............          --           (.17)           (.15)         (.13)          (.14)
                      In excess of investment
                       income--net .......................          --             --              --            --             --+
                      In excess of realized gain on
                       investments allocated from
                       the Series--net ...................          --             --              --            --           (.01)
                                                            ----------------------------------------------------------------------
                   Total dividends and distributions .....          --           (.17)           (.15)         (.13)          (.15)
                                                            ----------------------------------------------------------------------
                   Net asset value, end of period ........  $    14.09     $    13.64      $    10.76    $    14.08     $    16.18
                                                            ======================================================================
==================================================================================================================================
Total Investment Return
----------------------------------------------------------------------------------------------------------------------------------
                   Based on net asset value per share ....        3.30%@        28.35%         (22.51%)      (12.19%)        (9.43%)
                                                            ======================================================================
==================================================================================================================================
Ratios to Average Net Assets
----------------------------------------------------------------------------------------------------------------------------------
                   Expenses, net of reimbursement** ......         .35%*          .36%            .36%          .37%           .38%
                                                            ======================================================================
                   Expenses** ............................         .35%*          .36%            .36%          .38%           .40%
                                                            ======================================================================
                   Investment income--net ................        1.27%*         1.44%           1.27%          .97%           .85%
                                                            ======================================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
                   Net assets, end of period
                    (in thousands) .......................  $1,574,069     $1,428,292      $  931,917    $1,108,832     $  896,356
                                                            ======================================================================
                   Portfolio turnover from the Series ....        1.01%          3.60%           4.59%         3.21%          9.71%
                                                            ======================================================================

*     Annualized.
**    Includes the Fund's share of the Series' allocated expenses.
***   Effective April 14, 2003, Class A Shares were redesignated Class I Shares.
+     Amount is less than $(.01) per share.
++    Based on average shares outstanding.
@     Aggregate total investment return.

      See Notes to Financial Statements.


                MERRILL LYNCH S&P 500 INDEX FUND        JUNE 30, 2004         11

[LOGO] Merrill Lynch Investment Managers

Notes to Financial Statements                   Merrill Lynch S&P 500 Index Fund

1. Significant Accounting Policies:

Merrill Lynch S&P 500 Index Fund (the "Fund") is part of Merrill Lynch Index Funds, Inc. (the "Corporation"). The Fund is registered under the Investment Company Act of 1940, as amended, as a non-diversified mutual fund. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The Fund seeks to achieve its investment objective by investing all of its assets in Master S&P 500 Index Series (the "Series") of Quantitative Master Series Trust, which has the same investment objective as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series. The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The percentage of the Series owned by the Fund at June 30, 2004 was 89.9%. The Fund offers two classes of shares. Shares of Class A and Class I are sold without the imposition of a front-end or deferred sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A Shares bear certain expenses related to the account maintenance of such shares and have exclusive voting rights with respect to matters relating to their account maintenance expenditures. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- The Fund records its investment in the Series at fair value. Valuation of securities held by the Series is discussed in Note 1a of the Series' Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses -- The Fund records daily its proportionate share of the Series' income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

(d) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions -- Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(f) Investment transactions -- Investment transactions in the Series are accounted for on a trade date basis.

2. Transactions with Affiliates:

The Corporation has entered into an Administrative Services Agreement with Merrill Lynch Investment Managers, L.P. ("MLIM"). The general partner of MLIM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .245% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund.

The Corporation has also entered into a Distribution Agreement and Distribution Plan with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plan adopted by the Corporation in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor an ongoing account maintenance fee. The fee is accrued daily and paid monthly at the annual rate of .25% based upon the average daily net assets of Class A shares.

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class A shareholders.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.


12              MERRILL LYNCH S&P 500 INDEX FUND        JUNE 30, 2004

Notes to Financial Statements (concluded)       Merrill Lynch S&P 500 Index Fund

Certain officers and/or directors of the Fund are officers and/or directors of MLIM, PSI, FAMD, FDS, and/or ML & Co.

3. Capital Share Transactions:

Net increase in net assets derived from capital share transactions was $67,779,908 and $258,203,138 for the six months ended June 30, 2004 and the year ended December 31, 2003, respectively.

Transactions in capital shares for each class were as follows:

-------------------------------------------------------------------------------
Class A Shares for the Six Months                                     Dollar
Ended June 30, 2004                                Shares             Amount
-------------------------------------------------------------------------------
Shares sold ............................         10,092,521       $ 139,835,547
Shares redeemed ........................        (12,192,142)       (169,647,304)
                                               --------------------------------
Net decrease ...........................         (2,099,621)      $ (29,811,757)
                                               ================================

-------------------------------------------------------------------------------
Class A Shares for the Year                                           Dollar
Ended December 31, 2003                            Shares             Amount
-------------------------------------------------------------------------------
Shares sold ............................         21,676,776       $ 259,407,002
Shares issued to shareholders in
  reinvestment of dividends ............            613,120           8,148,224
                                               --------------------------------
Total issued ...........................         22,289,896         267,555,226
Shares redeemed ........................        (17,956,428)       (215,576,494)
                                               --------------------------------
Net increase ...........................          4,333,468       $  51,978,732
                                               ================================

-------------------------------------------------------------------------------
Class I Shares for the Six Months                                     Dollar
Ended June 30, 2004                                Shares             Amount
-------------------------------------------------------------------------------
Shares sold ............................         22,968,339       $ 318,822,464
Shares redeemed ........................        (15,934,803)       (221,230,799)
                                               --------------------------------
Net increase ...........................          7,033,536       $  97,591,665
                                               ================================

-------------------------------------------------------------------------------
Class I Shares for the Year                                           Dollar
Ended December 31, 2003                            Shares             Amount
-------------------------------------------------------------------------------
Shares sold ............................         46,212,278       $ 538,202,424
Shares issued to shareholders in
  reinvestment of dividends ............          1,237,260          16,488,003
                                               --------------------------------
Total issued ...........................         47,449,538         554,690,427
Shares redeemed ........................        (29,356,179)       (348,466,021)
                                               --------------------------------
Net increase ...........................         18,093,359       $ 206,224,406
                                               ================================

4. Capital Loss Carryforward:

On December 31, 2003, the Fund had a net capital loss carryforward of $100,424,825, of which $4,944,930 expires in 2008, $14,600,496 expires in 2009,
$73,055,477 expires in 2010 and $7,823,922 expires in 2011. This amount will be available to offset like amounts of any future taxable gains.

5. Subsequent Event:

The Fund paid the following ordinary income dividend on July 27, 2004 to shareholders of record on July 21, 2004.

--------------------------------------------------------------------------------
                                                                       Per Share
Class                                                                    Amount
--------------------------------------------------------------------------------
Class A ............................................                   $0.002040
Class I ............................................                   $0.002072
--------------------------------------------------------------------------------


                MERRILL LYNCH S&P 500 INDEX FUND        JUNE 30, 2004         13

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments                              Master S&P 500 Index Series

                                                                                                                 Value
Industry*                          Shares Held     Common Stocks                                           (in U.S. dollars)
============================================================================================================================
Aerospace & Defense--2.0%              222,820     The Boeing Company                                       $   11,383,874
                                        50,648     General Dynamics Corporation                                  5,029,346
                                        28,287     Goodrich Corporation                                            914,519
                                       214,877     Honeywell International Inc.                                  7,870,945
                                       121,270     Lockheed Martin Corporation                                   6,315,742
                                        89,152     Northrop Grumman Corporation                                  4,787,462
                                       110,674     Raytheon Company                                              3,958,809
                                        45,715     Rockwell Collins, Inc.                                        1,523,224
                                       132,548     United Technologies Corporation                              12,125,491
                                                                                                            --------------
                                                                                                                53,909,412
----------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics--1.1%           77,308     FedEx Corp.                                                   6,315,291
                                        15,874     Ryder System, Inc.                                              636,071
                                       290,600     United Parcel Service, Inc. (Class B)                        21,844,402
                                                                                                            --------------
                                                                                                                28,795,764
----------------------------------------------------------------------------------------------------------------------------
Airlines--0.1%                          38,276    +Delta Air Lines, Inc.                                           272,525
                                       203,695     Southwest Airlines Co.                                        3,415,965
                                                                                                            --------------
                                                                                                                 3,688,490
----------------------------------------------------------------------------------------------------------------------------
Auto Components--0.2%                   19,130     Cooper Tire & Rubber Company                                    439,990
                                        38,445     Dana Corporation                                                753,522
                                       144,525     Delphi Corporation                                            1,543,527
                                        42,493    +The Goodyear Tire & Rubber Company                              386,261
                                        47,820     Johnson Controls, Inc.                                        2,552,632
                                        30,826     Visteon Corporation                                             359,739
                                                                                                            --------------
                                                                                                                 6,035,671
----------------------------------------------------------------------------------------------------------------------------
Automobiles--0.7%                      472,099     Ford Motor Company                                            7,388,349
                                       149,839     General Motors Corporation                                    6,980,999
                                        77,359     Harley-Davidson, Inc.                                         4,791,616
                                                                                                            --------------
                                                                                                                19,160,964
----------------------------------------------------------------------------------------------------------------------------
Beverages--2.7%                          9,583     Adolph Coors Company (Class B)                                  693,234
                                       207,385     Anheuser-Busch Companies, Inc.                               11,198,790
                                        31,288     Brown-Forman Corporation (Class B)                            1,510,272
                                       628,028     The Coca-Cola Company                                        31,702,853
                                       118,087     Coca-Cola Enterprises Inc.                                    3,423,342
                                        66,422     The Pepsi Bottling Group, Inc.                                2,028,528
                                       440,188     PepsiCo, Inc.                                                23,717,329
                                                                                                            --------------
                                                                                                                74,274,348
----------------------------------------------------------------------------------------------------------------------------
Biotechnology--1.2%                    327,847    +Amgen Inc.                                                   17,890,611
                                        87,140    +Biogen Idec Inc.                                              5,511,605
                                        46,234    +Chiron Corporation                                            2,063,886
                                        62,480    +Genzyme Corporation                                           2,957,178
                                        55,700    +Gilead Sciences, Inc.                                         3,731,900
                                        60,652    +MedImmune, Inc.                                               1,419,257
                                                                                                            --------------
                                                                                                                33,574,437
----------------------------------------------------------------------------------------------------------------------------
Building Products--0.2%                 55,300    +American Standard Companies, Inc.                             2,229,143
                                       115,779     Masco Corporation                                             3,609,989
                                                                                                            --------------
                                                                                                                 5,839,132
----------------------------------------------------------------------------------------------------------------------------
Capital Markets--3.5%                  190,895     The Bank of New York Company, Inc.                            5,627,585
                                        25,811     The Bear Stearns Companies Inc.                               2,176,125
                                       351,868     The Charles Schwab Corporation                                3,381,451
                                        94,200    +E*TRADE Financial Corp.                                       1,050,330
                                        26,000     Federated Investors, Inc. (Class B)                             788,840
                                        64,486     Franklin Resources, Inc.                                      3,229,459
                                       122,400     The Goldman Sachs Group, Inc.                                11,525,184
                                       540,855     J.P. Morgan Chase & Co.                                      20,968,948
                                        61,705     Janus Capital Group Inc.                                      1,017,515
                                        71,378     Lehman Brothers Holdings, Inc.                                5,371,195


14              MERRILL LYNCH S&P 500 INDEX FUND        JUNE 30, 2004

Schedule of Investments (continued)                  Master S&P 500 Index Series

                                                                                                                 Value
Industry*                          Shares Held     Common Stocks                                           (in U.S. dollars)
============================================================================================================================
Capital Markets                        107,816     Mellon Financial Corporation                             $    3,162,243
(concluded)                            247,767     Merrill Lynch & Co., Inc. (a)                                13,374,463
                                       283,398     Morgan Stanley                                               14,954,912
                                        56,827     Northern Trust Corporation                                    2,402,646
                                        86,623     State Street Corporation                                      4,247,992
                                        32,624     T. Rowe Price Group Inc.                                      1,644,250
                                                                                                            --------------
                                                                                                                94,923,138
----------------------------------------------------------------------------------------------------------------------------
Chemicals--1.5%                         58,347     Air Products and Chemicals, Inc.                              3,060,300
                                       240,876     The Dow Chemical Company                                      9,803,653
                                       257,873     E.I. du Pont de Nemours and Company                          11,454,719
                                        19,950     Eastman Chemical Company                                        922,289
                                        66,214     Ecolab Inc.                                                   2,098,984
                                        31,997     Engelhard Corporation                                         1,033,823
                                        11,835     Great Lakes Chemical Corporation                                320,255
                                        26,859    +Hercules Incorporated                                           327,411
                                        23,896     International Flavors & Fragrances Inc.                         893,710
                                        64,977     Monsanto Company                                              2,501,615
                                        44,287     PPG Industries, Inc.                                          2,767,495
                                        83,746     Praxair, Inc.                                                 3,342,303
                                        54,203     Rohm and Haas Company                                         2,253,761
                                        20,223     Sigma-Aldrich Corporation                                     1,205,493
                                                                                                            --------------
                                                                                                                41,985,811
----------------------------------------------------------------------------------------------------------------------------
Commercial Banks--6.3%                  90,803     AmSouth Bancorporation                                        2,312,752
                                       144,700     BB&T Corporation                                              5,349,559
                                       286,289     Bank One Corporation                                         14,600,739
                                       525,653     Bank of America Corporation                                  44,480,757
                                        63,295     Charter One Financial, Inc.                                   2,797,006
                                        44,491     Comerica Incorporated                                         2,441,666
                                       145,144     Fifth Third Bancorp                                           7,805,844
                                        32,000     First Horizon National Corporation                            1,455,040
                                        59,329     Huntington Bancshares Incorporated                            1,358,634
                                       105,810     KeyCorp                                                       3,162,661
                                        30,900     M&T Bank Corporation                                          2,697,570
                                        58,000     Marshall & Ilsley Corporation                                 2,267,220
                                       187,802     National City Corporation                                     6,574,948
                                        44,600     North Fork Bancorporation                                     1,697,030
                                        72,768     PNC Bank Corp.                                                3,862,525
                                        56,758     Regions Financial Corporation                                 2,074,505
                                        85,044     SouthTrust Corporation                                        3,300,558
                                        77,199     SunTrust Banks, Inc.                                          5,017,163
                                        74,351     Synovus Financial Corp.                                       1,882,567
                                       491,265     U.S. Bancorp                                                 13,539,263
                                        48,781     Union Planters Corporation                                    1,454,162
                                       338,976     Wachovia Corporation                                         15,084,432
                                       435,122     Wells Fargo & Company                                        24,902,032
                                        24,902     Zions Bancorporation                                          1,530,228
                                                                                                            --------------
                                                                                                               171,648,861
----------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies--1.1%    68,478    +Allied Waste Industries, Inc.                                   902,540
                                        47,800    +Apollo Group, Inc. (Class A)                                  4,220,262
                                        27,558     Avery Dennison Corporation                                    1,763,987
                                       263,025     Cendant Corporation                                           6,438,852
                                        41,002     Cintas Corporation                                            1,954,565
                                        13,936     Deluxe Corporation                                              606,216
                                        35,602     Equifax Inc.                                                    881,150
                                        50,185     H&R Block, Inc.                                               2,392,821
                                        30,239    +Monster Worldwide Inc.                                          777,747
                                        59,782     Pitney Bowes Inc.                                             2,645,354
                                        51,995     R.R. Donnelley & Sons Company                                 1,716,875


                MERRILL LYNCH S&P 500 INDEX FUND        JUNE 30, 2004         15

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments (continued)                  Master S&P 500 Index Series

                                                                                                                 Value
Industry*                          Shares Held     Common Stocks                                           (in U.S. dollars)
============================================================================================================================
Commercial Services & Supplies          44,211     Robert Half International Inc.                           $    1,316,161
(concluded)                            149,714     Waste Management, Inc.                                        4,588,734
                                                                                                            --------------
                                                                                                                30,205,264
----------------------------------------------------------------------------------------------------------------------------
Communications Equipment--3.1%         193,755    +ADC Telecommunications, Inc.                                    550,264
                                        49,639    +Andrew Corporation                                              993,276
                                       104,382    +Avaya Inc.                                                    1,648,192
                                       146,395    +CIENA Corporation                                               544,589
                                     1,743,471    +Cisco Systems, Inc.                                          41,320,263
                                        58,543    +Comverse Technology, Inc.                                     1,167,347
                                       341,475    +Corning Incorporated                                          4,459,664
                                       404,987    +JDS Uniphase Corporation                                      1,534,901
                                     1,069,258    +Lucent Technologies Inc.                                      4,041,795
                                       604,469     Motorola, Inc.                                               11,031,559
                                        24,008    +QLogic Corporation                                              638,373
                                       208,880     QUALCOMM Incorporated                                        15,244,062
                                        40,394     Scientific-Atlanta, Inc.                                      1,393,593
                                       126,487    +Tellabs, Inc.                                                 1,105,496
                                                                                                            --------------
                                                                                                                85,673,374
----------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals--3.6%          102,917    +Apple Computer, Inc.                                          3,348,919
                                       650,416    +Dell Inc.                                                    23,297,901
                                       630,154    +EMC Corporation                                               7,183,756
                                        78,998    +Gateway Inc.                                                    355,491
                                       786,217     Hewlett-Packard Company                                      16,589,179
                                       434,567     International Business Machines Corporation                  38,307,081
                                        31,439    +Lexmark International, Inc. (Class A)                         3,034,807
                                        23,818    +NCR Corporation                                               1,181,135
                                        89,621    +Network Appliance, Inc.                                       1,929,540
                                       819,756    +Sun Microsystems, Inc.                                        3,557,741
                                                                                                            --------------
                                                                                                                98,785,550
----------------------------------------------------------------------------------------------------------------------------
Construction & Engineering--0.0%        21,361     Fluor Corporation                                             1,018,279
----------------------------------------------------------------------------------------------------------------------------
Construction Materials--0.0%            26,047     Vulcan Materials Company                                      1,238,535
----------------------------------------------------------------------------------------------------------------------------
Consumer Finance--1.3%                 329,484     American Express Company                                     16,928,888
                                        59,267     Capital One Financial Corporation                             4,052,677
                                       326,872     MBNA Corporation                                              8,430,029
                                        73,973    +Providian Financial Corporation                               1,085,184
                                       115,330     SLM Corporation                                               4,665,099
                                                                                                            --------------
                                                                                                                35,161,877
----------------------------------------------------------------------------------------------------------------------------
Containers & Packaging--0.2%            14,580     Ball Corporation                                              1,050,489
                                        27,336     Bemis Company, Inc.                                             772,242
                                        40,225    +Pactiv Corporation                                            1,003,212
                                        21,969    +Sealed Air Corporation                                        1,170,289
                                        14,153     Temple-Inland, Inc.                                             980,095
                                                                                                            --------------
                                                                                                                 4,976,327
----------------------------------------------------------------------------------------------------------------------------
Distributors--0.1%                      45,014     Genuine Parts Company                                         1,786,156
----------------------------------------------------------------------------------------------------------------------------
Diversified Financial                1,333,436     Citigroup Inc.                                               62,004,774
Services--2.5%                          38,640     Moody's Corporation                                           2,498,462
                                        82,200     The Principal Financial Group, Inc.                           2,858,916
                                                                                                            --------------
                                                                                                                67,362,152
----------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication           79,437     ALLTEL Corporation                                            4,021,101
Services--2.8%                         218,792     AT&T Corporation                                              3,200,927
                                       472,934     BellSouth Corporation                                        12,400,329
                                        36,877     CenturyTel, Inc.                                              1,107,785
                                        63,618    +Citizens Communications Company                                 769,778
                                       460,045    +Qwest Communications International Inc.                       1,651,562
                                       853,905     SBC Communications Inc.                                      20,707,196


16              MERRILL LYNCH S&P 500 INDEX FUND        JUNE 30, 2004

Schedule of Investments (continued)                  Master S&P 500 Index Series

                                                                                                                 Value
Industry*                          Shares Held     Common Stocks                                           (in U.S. dollars)
============================================================================================================================
Diversified Telecommunication          358,000     Sprint Corporation                                       $    6,300,800
Services                               714,328     Verizon Communications                                       25,851,530
(concluded)                                                                                                 --------------
                                                                                                                76,011,008
----------------------------------------------------------------------------------------------------------------------------
Electric Utilities--1.8%                32,720    +Allegheny Energy, Inc.                                          504,215
                                        43,181     Ameren Corporation                                            1,855,056
                                       102,020     American Electric Power Company, Inc.                         3,264,640
                                        34,414    +CMS Energy Corporation                                          314,200
                                        85,670     CenterPoint Energy, Inc.                                        985,205
                                        44,028     Cinergy Corp.                                                 1,673,064
                                        69,325     Consolidated Edison, Inc.                                     2,756,362
                                        40,638     DTE Energy Company                                            1,647,465
                                        83,999     Edison International                                          2,147,854
                                        64,555     Entergy Corporation                                           3,615,726
                                       170,428     Exelon Corporation                                            5,673,548
                                        46,107     FPL Group, Inc.                                               2,948,543
                                        85,016     FirstEnergy Corp.                                             3,180,449
                                       108,077    +PG&E Corporation                                              3,019,671
                                        40,232     PPL Corporation                                               1,846,649
                                        23,332     Pinnacle West Capital Corporation                               942,379
                                        62,726     Progress Energy, Inc.                                         2,763,080
                                       187,323     The Southern Company                                          5,460,465
                                        51,896     TECO Energy, Inc.                                               622,233
                                        88,322     TXU Corporation                                               3,577,924
                                       103,002     Xcel Energy, Inc.                                             1,721,163
                                                                                                            --------------
                                                                                                                50,519,891
----------------------------------------------------------------------------------------------------------------------------
Electrical Equipment--0.4%              51,644     American Power Conversion Corporation                         1,014,805
                                        23,852     Cooper Industries, Ltd. (Class A)                             1,417,047
                                       108,748     Emerson Electric Company                                      6,910,935
                                        19,568    +Power-One, Inc.                                                 214,857
                                        47,915     Rockwell Automation, Inc.                                     1,797,292
                                        14,967    +Thomas & Betts Corporation                                      407,551
                                                                                                            --------------
                                                                                                                11,762,487
----------------------------------------------------------------------------------------------------------------------------
Electronic Equipment &                 124,110    +Agilent Technologies, Inc.                                    3,633,941
Instruments--0.5%                       45,064    +Jabil Circuit, Inc.                                           1,134,712
                                        48,862     Molex Incorporated                                            1,567,493
                                        28,484     PerkinElmer, Inc.                                               570,819
                                       139,863    +Sanmina--SCI Corporation                                      1,272,753
                                       221,312    +Solectron Corporation                                         1,431,889
                                        60,211     Symbol Technologies, Inc.                                       887,510
                                        21,936     Tektronix, Inc.                                                 746,263
                                        42,857    +Thermo Electron Corporation                                   1,317,424
                                        31,120    +Waters Corporation                                            1,486,914
                                                                                                            --------------
                                                                                                                14,049,718
----------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Service--0.9%        47,300    +BJ Services Company                                           2,168,232
                                        88,244     Baker Hughes Incorporated                                     3,322,387
                                       111,404     Halliburton Company                                           3,371,085
                                        44,615    +Nabors Industries, Ltd.                                       2,017,490
                                        41,979    +Noble Corporation                                             1,590,584
                                        27,272    +Rowan Companies, Inc.                                           663,528
                                       149,254     Schlumberger Limited                                          9,479,122
                                        76,541    +Transocean Inc.                                               2,215,097
                                                                                                            --------------
                                                                                                                24,827,525
----------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing--3.4%         105,566     Albertson's, Inc.                                             2,801,722
                                       102,418     CVS Corporation                                               4,303,604
                                       124,224     Costco Wholesale Corporation                                  5,101,880
                                       191,424    +The Kroger Co.                                                3,483,917
                                        30,442     SUPERVALU Inc.                                                  931,830
                                       164,900     SYSCO Corporation                                             5,914,963
                                       106,358    +Safeway Inc.                                                  2,695,112


                MERRILL LYNCH S&P 500 INDEX FUND        JUNE 30, 2004         17

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments (continued)                  Master S&P 500 Index Series

                                                                                                                 Value
Industry*                          Shares Held     Common Stocks                                           (in U.S. dollars)
============================================================================================================================
Food & Staples Retailing             1,105,855     Wal-Mart Stores, Inc.                                    $   58,344,910
(concluded)                            264,224     Walgreen Co.                                                  9,567,551
                                        32,680     Winn-Dixie Stores, Inc.                                         235,296
                                                                                                            --------------
                                                                                                                93,380,785
----------------------------------------------------------------------------------------------------------------------------
Food Products--1.3%                    165,734     Archer-Daniels-Midland Company                                2,781,016
                                       105,935     Campbell Soup Company                                         2,847,533
                                       146,578     ConAgra Foods, Inc.                                           3,969,332
                                        97,460     General Mills, Inc.                                           4,632,274
                                        90,836     H.J. Heinz Company                                            3,560,771
                                        67,856     Hershey Foods Corporation                                     3,139,697
                                       105,865     Kellogg Company                                               4,430,450
                                        35,500     McCormick & Company Incorporated                              1,207,000
                                       203,741     Sara Lee Corporation                                          4,684,006
                                        57,870     Wm. Wrigley Jr. Company                                       3,648,704
                                                                                                            --------------
                                                                                                                34,900,783
----------------------------------------------------------------------------------------------------------------------------
Gas Utilities--0.1%                     41,261     KeySpan Corporation                                           1,514,279
                                        11,254     NICOR, Inc.                                                     382,298
                                        63,337     NiSource Inc.                                                 1,306,009
                                         9,504     Peoples Energy Corporation                                      400,594
                                                                                                            --------------
                                                                                                                 3,603,180
----------------------------------------------------------------------------------------------------------------------------
Health Care Equipment &                 52,855     Applera Corporation--Applied Biosystems Group                 1,149,596
Supplies--2.2%                          13,787     Bausch & Lomb Incorporated                                      897,120
                                       150,827     Baxter International Inc.                                     5,205,040
                                        65,295     Becton, Dickinson and Company                                 3,382,281
                                        67,235    +Biomet, Inc.                                                  2,987,923
                                       215,364    +Boston Scientific Corporation                                 9,217,579
                                        26,918     C.R. Bard, Inc.                                               1,524,905
                                        83,821     Guidant Corporation                                           4,683,917
                                        40,211    +Hospira, Inc.                                                 1,109,824
                                       317,640     Medtronic, Inc.                                              15,475,421
                                        11,155    +Millipore Corporation                                           628,807
                                        47,094    +St. Jude Medical, Inc.                                        3,562,661
                                       102,910     Stryker Corporation                                           5,660,050
                                        62,777    +Zimmer Holdings, Inc.                                         5,536,931
                                                                                                            --------------
                                                                                                                61,022,055
----------------------------------------------------------------------------------------------------------------------------
Health Care Providers &                 41,592    +Aetna Inc. (New Shares)                                       3,535,320
Services--2.1%                          28,643     AmerisourceBergen Corporation                                 1,712,278
                                        38,380    +Anthem, Inc.                                                  3,437,313
                                        34,896     CIGNA Corporation                                             2,401,194
                                       110,991     Cardinal Health, Inc.                                         7,774,919
                                       115,235    +Caremark Rx, Inc.                                             3,795,841
                                        20,100    +Express Scripts, Inc.                                         1,592,523
                                       130,906     HCA Inc.                                                      5,444,381
                                        62,700     Health Management Associates, Inc. (Class A)                  1,405,734
                                        41,604    +Humana Inc.                                                     703,108
                                        62,740     IMS Health Incorporated                                       1,470,626
                                        22,904     Manor Care, Inc.                                                748,503
                                        70,384     McKesson HBOC, Inc.                                           2,416,283
                                        69,901    +Medco Health Solutions, Inc.                                  2,621,288
                                        26,500     Quest Diagnostics Incorporated                                2,251,175
                                       120,037    +Tenet Healthcare Corporation                                  1,609,696
                                       161,818     UnitedHealth Group Incorporated                              10,073,171
                                        38,406    +WellPoint Health Networks Inc.                                4,301,856
                                                                                                            --------------
                                                                                                                57,295,209
----------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure--1.4%    157,280     Carnival Corporation                                          7,392,160
                                        42,707     Darden Restaurants, Inc.                                        877,629
                                        29,830     Harrah's Entertainment, Inc.                                  1,613,803
                                        97,131     Hilton Hotels Corporation                                     1,812,464


18              MERRILL LYNCH S&P 500 INDEX FUND        JUNE 30, 2004

Schedule of Investments (continued)                  Master S&P 500 Index Series

                                                                                                                 Value
Industry*                          Shares Held     Common Stocks                                           (in U.S. dollars)
============================================================================================================================
Hotels, Restaurants & Leisure           95,020     International Game Technology                            $    3,667,772
(concluded)                             59,027     Marriott International, Inc. (Class A)                        2,944,267
                                       320,218     McDonald's Corporation                                        8,325,668
                                       107,612    +Starbucks Corporation                                         4,678,970
                                        52,968     Starwood Hotels & Resorts Worldwide, Inc.                     2,375,615
                                        28,072     Wendy's International, Inc.                                     978,028
                                        75,234     YUM! Brands, Inc.                                             2,800,209
                                                                                                            --------------
                                                                                                                37,466,585
----------------------------------------------------------------------------------------------------------------------------
Household Durables--0.5%                22,542     The Black & Decker Corporation                                1,400,534
                                        31,768     Centex Corporation                                            1,453,386
                                        37,715     Fortune Brands, Inc.                                          2,844,842
                                        15,111     KB HOME                                                       1,037,068
                                        49,516     Leggett & Platt, Incorporated                                 1,322,572
                                        20,303     Maytag Corporation                                              497,627
                                        70,854     Newell Rubbermaid, Inc.                                       1,665,069
                                        32,086     Pulte Corporation                                             1,669,435
                                        14,952     Snap-On Incorporated                                            501,640
                                        21,043     The Stanley Works                                               959,140
                                        17,760     Whirlpool Corporation                                         1,218,336
                                                                                                            --------------
                                                                                                                14,569,649
----------------------------------------------------------------------------------------------------------------------------
Household Products--2.0%                55,198     The Clorox Company                                            2,968,548
                                       133,381     Colgate-Palmolive Company                                     7,796,119
                                       129,223     Kimberly-Clark Corporation                                    8,513,211
                                       671,596     The Procter & Gamble Company                                 36,561,686
                                                                                                            --------------
                                                                                                                55,839,564
----------------------------------------------------------------------------------------------------------------------------
IT Services--1.2%                       34,700    +Affiliated Computer Services, Inc. (Class A)                  1,837,018
                                       152,280     Automatic Data Processing, Inc.                               6,377,486
                                        46,250    +Computer Sciences Corporation                                 2,147,388
                                        36,914    +Convergys Corporation                                           568,476
                                       122,987     Electronic Data Systems Corporation                           2,355,201
                                       229,700     First Data Corporation                                       10,226,244
                                        48,192    +Fiserv, Inc.                                                  1,874,187
                                        95,758     Paychex, Inc.                                                 3,244,281
                                        35,873     Sabre Holdings Corporation                                      994,041
                                        74,800    +Sungard Data Systems Inc.                                     1,944,800
                                        84,982    +Unisys Corporation                                            1,179,550
                                                                                                            --------------
                                                                                                                32,748,672
----------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates--4.6%         201,688     3M Co.                                                       18,153,937
                                     2,720,981     General Electric Company                                     88,159,784
                                        35,514     Textron, Inc.                                                 2,107,756
                                       517,025     Tyco International Ltd.                                      17,134,209
                                                                                                            --------------
                                                                                                               125,555,686
----------------------------------------------------------------------------------------------------------------------------
Insurance--4.6%                         67,510     ACE Limited                                                   2,854,323
                                       131,199     AFLAC Incorporated                                            5,354,231
                                       182,544     The Allstate Corporation                                      8,497,423
                                        27,466     Ambac Financial Group, Inc.                                   2,017,103
                                       672,507     American International Group, Inc.                           47,936,299
                                        80,285     Aon Corporation                                               2,285,714
                                        48,953     The Chubb Corporation                                         3,337,615
                                        43,401     Cincinnati Financial Corporation                              1,888,811
                                        71,225     The Hartford Financial Services Group, Inc.                   4,896,007
                                        36,536     Jefferson--Pilot Corporation                                  1,856,029
                                        46,019     Lincoln National Corporation                                  2,174,398
                                        47,790     Loews Corporation                                             2,865,488
                                        37,245     MBIA, Inc.                                                    2,127,434
                                       128,398     Marsh & McLennan Companies, Inc.                              5,826,701
                                       186,842     MetLife, Inc.                                                 6,698,286
                                        55,540     The Progressive Corporation                                   4,737,562


                MERRILL LYNCH S&P 500 INDEX FUND        JUNE 30, 2004         19

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments (continued)                  Master S&P 500 Index Series

                                                                                                                 Value
Industry*                          Shares Held     Common Stocks                                           (in U.S. dollars)
============================================================================================================================
Insurance                              138,300     Prudential Financial, Inc.                               $    6,426,801
(concluded)                             35,922     SAFECO Corporation                                            1,580,568
                                       171,227     The St. Paul Companies, Inc.                                  6,941,543
                                        29,256     Torchmark Corporation                                         1,573,973
                                        69,467     UnumProvident Corporation                                     1,104,525
                                        35,605     XL Capital Ltd. (Class A)                                     2,686,753
                                                                                                            --------------
                                                                                                               125,667,587
----------------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail--0.6%        169,500    +eBay Inc.                                                    15,585,525
----------------------------------------------------------------------------------------------------------------------------
Internet Software & Services--0.5%     342,460    +Yahoo! Inc.                                                  12,441,572
----------------------------------------------------------------------------------------------------------------------------
Leisure Equipment &                     23,964     Brunswick Corporation                                           977,731
Products--0.2%                          73,853     Eastman Kodak Company                                         1,992,554
                                        45,494     Hasbro, Inc.                                                    864,386
                                       103,534     Mattel, Inc.                                                  1,889,496
                                                                                                            --------------
                                                                                                                 5,724,167
----------------------------------------------------------------------------------------------------------------------------
Machinery--1.5%                         91,544     Caterpillar Inc.                                              7,272,255
                                        15,388     Crane Co.                                                       483,029
                                        11,109     Cummins Inc.                                                    694,313
                                        75,050     Danaher Corporation                                           3,891,343
                                        67,798     Deere & Company                                               4,755,352
                                        52,359     Dover Corporation                                             2,204,314
                                        35,750     Eaton Corporation                                             2,314,455
                                        23,896     ITT Industries, Inc.                                          1,983,368
                                        76,821     Illinois Tool Works Inc.                                      7,366,366
                                        40,798     Ingersoll-Rand Company (Class A)                              2,786,911
                                        19,458    +Navistar International Corporation                              754,192
                                        44,674     PACCAR Inc.                                                   2,590,645
                                        32,203     Pall Corporation                                                843,397
                                        28,288     Parker-Hannifin Corporation                                   1,682,004
                                                                                                            --------------
                                                                                                                39,621,944
----------------------------------------------------------------------------------------------------------------------------
Media--3.6%                            165,104     Clear Channel Communications, Inc.                            6,100,593
                                       458,543    +Comcast Corporation (Class A)                                12,852,960
                                       119,705    +Comcast Corporation (Special Class A)                         3,305,055
                                        21,119     Dow Jones & Company, Inc.                                       952,467
                                        70,879     Gannett Co., Inc.                                             6,014,083
                                       103,186    +The Interpublic Group of Companies, Inc.                      1,416,744
                                        20,451     Knight Ridder, Inc.                                           1,472,472
                                        49,108     The McGraw-Hill Companies, Inc.                               3,760,200
                                        12,921     Meredith Corporation                                            710,138
                                        38,647     The New York Times Company (Class A)                          1,727,907
                                        48,697     Omnicom Group Inc.                                            3,695,615
                                     1,175,684    +Time Warner Inc.                                             20,668,525
                                        78,442     Tribune Company                                               3,572,249
                                        82,471    +Univision Communications Inc. (Class A)                       2,633,299
                                       453,263     Viacom, Inc. (Class B)                                       16,190,554
                                       529,147     The Walt Disney Company                                      13,487,957
                                                                                                            --------------
                                                                                                                98,560,818
----------------------------------------------------------------------------------------------------------------------------
Metals & Mining--0.7%                  224,145     Alcoa Inc.                                                    7,403,509
                                        20,928     Allegheny Technologies Incorporated                             377,750
                                        50,934    +Freeport-McMoRan Copper & Gold, Inc. (Class B)                1,688,462
                                       120,486     Newmont Mining Corporation                                    4,670,037
                                        19,316     Nucor Corporation                                             1,482,696
                                        26,188    +Phelps Dodge Corporation                                      2,029,832
                                        33,722     United States Steel Corporation                               1,184,317
                                        22,367     Worthington Industries, Inc.                                    459,195
                                                                                                            --------------
                                                                                                                19,295,798
----------------------------------------------------------------------------------------------------------------------------
Multi-Utilities & Unregulated          148,660    +The AES Corporation                                           1,476,194
Power--0.7%                            142,760    +Calpine Corporation                                             616,723
                                        43,449     Constellation Energy Group                                    1,646,717


20              MERRILL LYNCH S&P 500 INDEX FUND        JUNE 30, 2004

Schedule of Investments (continued)                  Master S&P 500 Index Series

                                                                                                                 Value
Industry*                          Shares Held     Common Stocks                                           (in U.S. dollars)
============================================================================================================================
Multi-Utilities & Unregulated Power     79,657     Dominion Resources, Inc.                                 $    5,024,764
(concluded)                            232,219     Duke Energy Corporation                                       4,711,724
                                       116,471    +Dynegy Inc. (Class A)                                           496,166
                                           900    +Progress Energy, Inc.                                               315
                                        58,964     Public Service Enterprise Group Incorporated                  2,360,329
                                        53,338     Sempra Energy                                                 1,836,427
                                                                                                            --------------
                                                                                                                18,169,359
----------------------------------------------------------------------------------------------------------------------------
Multiline Retail--1.1%                  29,895    +Big Lots, Inc.                                                  432,282
                                        21,564     Dillard's, Inc. (Class A)                                       480,877
                                        81,450     Dollar General Corporation                                    1,593,162
                                        43,864     Family Dollar Stores, Inc.                                    1,334,343
                                        48,967     Federated Department Stores, Inc.                             2,404,280
                                        74,998     J.C. Penney Company, Inc.                                     2,831,924
                                        86,409    +Kohl's Corporation                                            3,653,373
                                        75,028     The May Department Stores Company                             2,062,520
                                        35,436     Nordstrom, Inc.                                               1,509,928
                                        59,318     Sears, Roebuck & Co.                                          2,239,848
                                       235,535     Target Corporation                                           10,003,171
                                                                                                            --------------
                                                                                                                28,545,708
----------------------------------------------------------------------------------------------------------------------------
Office Electronics--0.1%               195,102    +Xerox Corporation                                             2,828,979
----------------------------------------------------------------------------------------------------------------------------
Oil & Gas--5.7%                         26,367     Amerada Hess Corporation                                      2,088,003
                                        64,961     Anadarko Petroleum Corporation                                3,806,715
                                        83,842     Apache Corporation                                            3,651,319
                                        18,158     Ashland Inc.                                                    958,924
                                       101,536     Burlington Resources Inc.                                     3,673,572
                                       275,950     ChevronTexaco Corporation                                    25,969,654
                                       176,789     ConocoPhillips                                               13,487,233
                                        59,479     Devon Energy Corporation                                      3,925,614
                                        28,470     EOG Resources, Inc.                                           1,699,944
                                       157,815     El Paso Corporation                                           1,243,582
                                     1,686,312     Exxon Mobil Corporation++                                    74,889,116
                                        39,465     Kerr-McGee Corporation                                        2,122,033
                                        32,034     Kinder Morgan, Inc.                                           1,899,296
                                        81,347     Marathon Oil Corporation                                      3,078,170
                                       100,829     Occidental Petroleum Corporation                              4,881,132
                                        19,485     Sunoco, Inc.                                                  1,239,636
                                        67,974     Unocal Corporation                                            2,583,012
                                        35,800     Valero Energy Corporation                                     2,640,608
                                       133,986     The Williams Companies, Inc.                                  1,594,433
                                                                                                            --------------
                                                                                                               155,431,996
----------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products--0.5%           62,867     Georgia-Pacific Corporation                                   2,324,822
                                       125,162     International Paper Company                                   5,594,741
                                        28,028    +Louisiana-Pacific Corporation                                   662,862
                                        51,972     MeadWestvaco Corporation                                      1,527,457
                                        59,961     Weyerhaeuser Company                                          3,784,738
                                                                                                            --------------
                                                                                                                13,894,620
----------------------------------------------------------------------------------------------------------------------------
Personal Products--0.6%                 19,792     Alberto-Culver Company (Class B)                                992,371
                                       121,360     Avon Products, Inc.                                           5,599,550
                                       258,701     The Gillette Company                                         10,968,922
                                                                                                            --------------
                                                                                                                17,560,843
----------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals--7.9%                  402,117     Abbott Laboratories                                          16,390,289
                                        32,664     Allergan Inc.                                                 2,924,081
                                       501,261     Bristol-Myers Squibb Company                                 12,280,894
                                       291,277     Eli Lilly and Company                                        20,363,175
                                        93,064    +Forest Laboratories, Inc.                                     5,270,214
                                       765,477     Johnson & Johnson                                            42,637,069
                                        57,455    +King Pharmaceuticals, Inc.                                      657,860
                                       572,957     Merck & Co., Inc.                                            27,215,458


                MERRILL LYNCH S&P 500 INDEX FUND        JUNE 30, 2004         21

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments (continued)                  Master S&P 500 Index Series

                                                                                                                 Value
Industry*                          Shares Held     Common Stocks                                           (in U.S. dollars)
============================================================================================================================
Pharmaceuticals                         68,700     Mylan Laboratories, Inc.                                 $    1,391,175
(concluded)                          1,967,481     Pfizer, Inc.                                                 67,445,249
                                       378,125     Schering-Plough Corporation                                   6,987,750
                                        28,081    +Watson Pharmaceuticals, Inc.                                    755,379
                                       346,199     Wyeth                                                        12,518,556
                                                                                                            --------------
                                                                                                               216,837,149
----------------------------------------------------------------------------------------------------------------------------
Real Estate--0.4%                       22,800     Apartment Investment & Management Company (Class A)             709,764
                                       102,264     Equity Office Properties Trust                                2,781,581
                                        72,240     Equity Residential Properties Trust                           2,147,695
                                        47,200     Plum Creek Timber Company Inc.                                1,537,776
                                        45,100     ProLogis Trust                                                1,484,692
                                        51,400     Simon Property Group, Inc.                                    2,642,988
                                                                                                            --------------
                                                                                                                11,304,496
----------------------------------------------------------------------------------------------------------------------------
Road & Rail--0.5%                       95,594     Burlington Northern Santa Fe Corporation                      3,352,481
                                        55,378     CSX Corporation                                               1,814,737
                                       101,142     Norfolk Southern Corporation                                  2,682,286
                                        62,376     Union Pacific Corporation                                     3,708,253
                                                                                                            --------------
                                                                                                                11,557,757
----------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor          92,347    +Advanced Micro Devices, Inc.                                  1,468,317
Equipment--3.7%                         96,490    +Altera Corporation                                            2,144,008
                                        95,516     Analog Devices, Inc.                                          4,496,893
                                       434,676    +Applied Materials, Inc.                                       8,528,343
                                        80,367    +Applied Micro Circuits Corporation                              427,552
                                        77,381    +Broadcom Corporation (Class A)                                3,619,109
                                     1,667,731     Intel Corporation                                            46,029,376
                                        54,737    +KLA-Tencor Corporation                                        2,702,913
                                        96,966    +LSI Logic Corporation                                           738,881
                                        80,199     Linear Technology Corporation                                 3,165,455
                                        87,360     Maxim Integrated Products, Inc.                               4,579,411
                                       157,468    +Micron Technology, Inc.                                       2,410,835
                                        42,820    +NVIDIA Corporation                                              877,810
                                       100,072    +National Semiconductor Corporation                            2,200,583
                                        43,700    +Novellus Systems, Inc.                                        1,373,928
                                        47,454    +PMC--Sierra, Inc.                                               680,965
                                        48,632    +Teradyne, Inc.                                                1,103,946
                                       446,372     Texas Instruments Incorporated                               10,793,275
                                        89,493     Xilinx, Inc.                                                  2,981,012
                                                                                                            --------------
                                                                                                               100,322,612
----------------------------------------------------------------------------------------------------------------------------
Software--4.6%                          59,325     Adobe Systems Incorporated                                    2,758,612
                                        33,164     Autodesk, Inc.                                                1,419,751
                                        57,620    +BMC Software, Inc.                                            1,065,970
                                        47,205    +Citrix Systems, Inc.                                            961,094
                                       150,812     Computer Associates International, Inc.                       4,231,785
                                        92,049    +Compuware Corporation                                           607,523
                                        80,700    +Electronic Arts Inc.                                          4,402,185
                                        53,352    +Intuit Inc.                                                   2,058,320
                                        26,927    +Mercury Interactive Corporation                               1,341,772
                                     2,783,324     Microsoft Corporation++                                      79,491,733
                                        99,724    +Novell, Inc.                                                    836,684
                                     1,339,485    +Oracle Corporation                                           15,980,056
                                        68,265    +Parametric Technology Corporation                               341,325
                                        96,322    +PeopleSoft, Inc.                                              1,781,957
                                       129,637    +Siebel Systems, Inc.                                          1,384,523
                                        80,400    +Symantec Corporation                                          3,519,912
                                       111,381    +VERITAS Software Corporation                                  3,085,254
                                                                                                            --------------
                                                                                                               125,268,456


22              MERRILL LYNCH S&P 500 INDEX FUND        JUNE 30, 2004

Schedule of Investments (continued)                  Master S&P 500 Index Series

                                                                                                                  Value
Industry*                          Shares Held     Common Stocks                                           (in U.S. dollars)
============================================================================================================================
Specialty Retail--2.3%                  71,200    +AutoNation, Inc.                                         $    1,217,520
                                        23,977    +AutoZone, Inc.                                                1,920,558
                                        82,924    +Bed, Bath & Beyond Inc.                                       3,188,428
                                        86,746     Best Buy Co., Inc.                                            4,401,492
                                        22,624     Boise Cascade Corporation                                       851,567
                                        51,223     Circuit City Stores--Circuit City Group                         663,338
                                       232,093     The Gap, Inc.                                                 5,628,255
                                       573,086     The Home Depot, Inc.                                         20,172,627
                                       109,994     Limited Brands, Inc.                                          2,056,888
                                       201,440     Lowe's Companies, Inc.                                       10,585,672
                                        80,658    +Office Depot, Inc.                                            1,444,585
                                        42,498     RadioShack Corporation                                        1,216,718
                                        37,392     The Sherwin-Williams Company                                  1,553,638
                                       128,234    +Staples, Inc.                                                 3,758,539
                                       128,848     The TJX Companies, Inc.                                       3,110,391
                                        37,501     Tiffany & Co.                                                 1,381,912
                                        51,497    +Toys 'R' Us, Inc.                                               820,347
                                                                                                            --------------
                                                                                                                63,972,475
----------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury              33,560    +Jones Apparel Group, Inc.                                     1,324,949
Goods--0.3%                             26,038     Liz Claiborne, Inc.                                             936,847
                                        66,910     Nike, Inc. (Class B)                                          5,068,433
                                        15,487     Reebok International Ltd.                                       557,222
                                        28,367     V. F. Corporation                                             1,381,473
                                                                                                            --------------
                                                                                                                 9,268,924
----------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance--2.0%        71,255     Countrywide Financial Corporation                             5,005,664
                                       249,873     Fannie Mae                                                   17,830,937
                                       177,503     Freddie Mac                                                  11,235,940
                                        38,848     Golden West Financial Corporation                             4,131,485
                                        25,480     MGIC Investment Corporation                                   1,932,913
                                        79,100     Sovereign Bancorp, Inc.                                       1,748,110
                                       229,898     Washington Mutual, Inc.                                       8,883,259
                                                                                                            --------------
                                                                                                                50,768,308
----------------------------------------------------------------------------------------------------------------------------
Tobacco--1.2%                          532,518     Altria Group, Inc.                                           26,652,526
                                        24,900     R.J. Reynolds Tobacco Holdings, Inc.                          1,682,991
                                        42,635     UST Inc.                                                      1,534,860
                                                                                                            --------------
                                                                                                                29,870,377
----------------------------------------------------------------------------------------------------------------------------
Trading Companies &                     22,145     W. W. Grainger, Inc.                                          1,273,338
Distributors--0.0%
----------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication             703,247    +AT&T Wireless Services, Inc.                                 10,070,497
Services--0.7%                         281,377    +Nextel Communications, Inc. (Class A)                         7,501,511
                                                                                                            --------------
                                                                                                                17,572,008
----------------------------------------------------------------------------------------------------------------------------
                                                   Total Common Stocks
                                                   (Cost--$2,503,198,880)--100.6%                            2,744,941,155
============================================================================================================================


                MERRILL LYNCH S&P 500 INDEX FUND        JUNE 30, 2004         23

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments (concluded)                  Master S&P 500 Index Series

                                                                                                                 Value
                           Beneficial Interest     Short-Term Securities                                   (in U.S. dollars)
============================================================================================================================
                                  $ 55,134,628     Merrill Lynch Liquidity Series, LLC
                                                   Cash Sweep Series I (a)                                  $   55,134,628
                                   376,531,760     Merrill Lynch Liquidity Series, LLC
                                                   Money Market Series (a)(b)                                  376,531,760
----------------------------------------------------------------------------------------------------------------------------
                                                   Total Short-Term Securities
                                                   (Cost--$431,666,388)--15.8%                                 431,666,388
============================================================================================================================
Total Investments (Cost--$2,934,865,268)--116.4%                                                             3,176,607,543

Liabilities in Excess of Other Assets--(16.4%)                                                                (446,658,801)
                                                                                                            --------------
Net Assets--100.0%                                                                                          $2,729,948,742
                                                                                                            ==============

* For Series compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
+     Non-income producing security.
++ All or a portion of security held as collateral in connection with open financial futures contracts.
(a) Investments in companies considered to be an affiliate of the Series (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) are as follows:

      --------------------------------------------------------------------------
                                                                       Dividend/
                                                        Net             Interest
      Affiliate                                      Activity             Income
      --------------------------------------------------------------------------
      Merrill Lynch & Co., Inc.                          37,700         $ 68,773

      Merrill Lynch Liquidity Series, LLC
       Cash Sweep Series I                         $  6,965,185         $649,270

      Merrill Lynch Liquidity Series, LLC
       Money Market Series                         $164,271,447         $120,953

      Merrill Lynch Premier
       Institutional Fund                           (70,753,437)        $ 33,828
      --------------------------------------------------------------------------

(b)   Security was purchased with the cash proceeds from securities loans.

      Financial futures contracts purchased as of June 30, 2004 were as follows:

      -------------------------------------------------------------------------
      Number of                      Expiration         Face         Unrealized
      Contracts        Issue            Date            Value       Appreciation
      -------------------------------------------------------------------------
         183          S&P 500         September
                    Stock Index         2004         $51,769,140      $404,158
      -------------------------------------------------------------------------

      See Notes to Financial Statements.


24              MERRILL LYNCH S&P 500 INDEX FUND        JUNE 30, 2004

Statement of Assets and Liabilities                  Master S&P 500 Index Series

As of June 30, 2004
=============================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------
                       Investments in unaffiliated securities, at value (including securities loaned of $365,332,392) (identified
                        cost--$2,491,970,049) ........................................                        $ 2,731,566,692
                       Investments in affiliated securities, at value (identified
                        cost--$442,895,219) ..........................................                            445,040,851
                       Cash ..........................................................                                890,044
                       Receivables:
                          Dividends ..................................................    $     4,451,592
                          Contributions ..............................................          1,890,284
                          Variation margin ...........................................            256,624
                          Interest from affiliates ...................................             99,379
                          Securities lending--net ....................................             20,654           6,718,533
                                                                                          ---------------
                       Prepaid expenses ..............................................                                 10,167
                                                                                                              ---------------
                       Total assets ..................................................                          3,184,226,287
                                                                                                              ---------------
=============================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------------
                       Collateral on securities loaned, at value .....................                            376,531,760
                       Payables:
                          Withdrawals ................................................         70,574,191
                          Securities purchased .......................................          6,947,479
                          Other affiliates ...........................................             27,186
                          Investment adviser .........................................              1,900          77,550,756
                                                                                          ---------------
                       Accrued expenses and other liabilities ........................                                195,029
                                                                                                              ---------------
                       Total liabilities .............................................                            454,277,545
                                                                                                              ---------------
=============================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------
                       Net assets ....................................................                        $ 2,729,948,742
                                                                                                              ===============
=============================================================================================================================
Net Assets Consist of
-----------------------------------------------------------------------------------------------------------------------------
                       Investors' capital ............................................                        $ 2,487,802,309
                       Unrealized appreciation on investments--net ...................                            242,146,433
                                                                                                              ---------------
                       Net Assets ....................................................                        $ 2,729,948,742
                                                                                                              ===============

      See Notes to Financial Statements.


                MERRILL LYNCH S&P 500 INDEX FUND        JUNE 30, 2004         25

[LOGO] Merrill Lynch Investment Managers

Statement of Operations                              Master S&P 500 Index Series

For the Six Months Ended June 30, 2004
=============================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------------------
                       Dividends (including $68,773 from affiliates) .................                        $    20,602,676
                       Interest from affiliates ......................................                                649,270
                       Securities lending--net .......................................                                154,781
                                                                                                              ---------------
                       Total income ..................................................                             21,406,727
                                                                                                              ---------------
=============================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------
                       Accounting services ...........................................    $       188,670
                       Investment advisory fees ......................................             66,348
                       Custodian fees ................................................             63,214
                       Professional fees .............................................             57,228
                       Trustees' fees and expenses ...................................             11,682
                       Printing and shareholder reports ..............................              3,168
                       Other .........................................................             28,884
                                                                                          ---------------
                       Total expenses ................................................                                419,194
                                                                                                              ---------------
                       Investment income--net ........................................                             20,987,533
                                                                                                              ---------------
=============================================================================================================================
Realized & Unrealized Gain (Loss) on Investments--Net
-----------------------------------------------------------------------------------------------------------------------------
                       Realized loss on investments--net .............................                             (1,397,590)
                       Change in unrealized appreciation on investments--net .........                             67,640,093
                                                                                                              ---------------
                       Total realized and unrealized gain on investments--net ........                             66,242,503
                                                                                                              ---------------
                       Net Increase in Net Assets Resulting from Operations ..........                        $    87,230,036
                                                                                                              ===============

      See Notes to Financial Statements.


26              MERRILL LYNCH S&P 500 INDEX FUND        JUNE 30, 2004

Statements of Changes in Net Assets                  Master S&P 500 Index Series

                                                                                             For the Six          For the
                                                                                            Months Ended         Year Ended
                                                                                              June 30,          December 31,
Increase (Decrease) in Net Assets:                                                              2004                2003
=============================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------
                       Investment income--net ........................................    $    20,987,533     $    36,732,827
                       Realized gain (loss) on investments--net ......................         (1,397,590)          6,988,294
                       Change in unrealized appreciation on investments--net .........         67,640,093         502,365,410
                                                                                          -----------------------------------
                       Net increase in net assets resulting from operations ..........         87,230,036         546,086,531
                                                                                          -----------------------------------
=============================================================================================================================
Capital Transactions
-----------------------------------------------------------------------------------------------------------------------------
                       Proceeds from contributions ...................................        458,658,011         818,978,064
                       Fair value of withdrawals .....................................       (290,535,055)       (617,173,500)
                                                                                          -----------------------------------
                       Net increase in net assets derived from capital transactions ..        168,122,956         201,804,564
                                                                                          -----------------------------------
=============================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------
                       Total increase in net assets ..................................        255,352,992         747,891,095
                       Beginning of period ...........................................      2,474,595,750       1,726,704,655
                                                                                          -----------------------------------
                       End of period .................................................    $ 2,729,948,742     $ 2,474,595,750
                                                                                          ===================================

      See Notes to Financial Statements.


                MERRILL LYNCH S&P 500 INDEX FUND        JUNE 30, 2004         27

[LOGO] Merrill Lynch Investment Managers

Financial Highlights                                 Master S&P 500 Index Series

                                                                 For the Six                    For the Year Ended
                                                                Months Ended                       December 31,
The following ratios have been derived                            June 30,     ---------------------------------------------------
from information provided in the financial statements.              2004          2003         2002          2001          2000
==================================================================================================================================
Total Investment Return**
----------------------------------------------------------------------------------------------------------------------------------
                       Total investment return ................        3.43%+       28.70%      (22.22%)      (11.97%)          --
                                                                 =================================================================
==================================================================================================================================
Ratios to Average Net Assets
----------------------------------------------------------------------------------------------------------------------------------
                       Expenses ...............................         .03%*         .04%         .04%          .05%          .07%
                                                                 =================================================================
                       Investment income--net .................        1.58%*        1.76%        1.59%         1.29%         1.16%
                                                                 =================================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
                       Net assets, end of period (in thousands)  $2,729,949    $2,474,596   $1,726,705    $1,893,497    $1,714,631
                                                                 =================================================================
                       Portfolio turnover .....................        1.01%         3.60%        4.59%         3.21%         9.71%
                                                                 =================================================================

*     Annualized.
** Total return is required to be disclosed for fiscal years beginning after December 15, 2000.
+     Aggregate total investment return.

      See Notes to Financial Statements.


28              MERRILL LYNCH S&P 500 INDEX FUND        JUNE 30, 2004

Notes to Financial Statements                        Master S&P 500 Index Series

1. Significant Accounting Policies:

Master S&P 500 Index Series (the "Series") is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Series, subject to certain limitations. The Series' financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments -- Equity securities that are held by the Series that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available ask price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Trustees of the Trust. Long positions traded in the over-the-counter ("OTC") market, Nasdaq Small Cap or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Trustees of the Trust. Short positions traded in the OTC market are valued at the last available ask price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last ask price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Swap agreements are valued daily based upon quotations from market makers. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations.

Repurchase agreements are valued at cost plus accrued interest. The Trust employs pricing services to provide certain securities prices for the Trust. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by the pricing services retained by the Trust, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trust's Board of Trustees. Such valuations and procedures will be reviewed periodically by the Board of Trustees of the Trust.

Generally, trading in foreign securities, as well as U.S. government securities and money market instruments, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of the Series are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Series' net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Trust's Board of Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trust's Board of Trustees.

(b) Derivative financial instruments -- The Series may engage in various portfolio investment strategies to provide liquidity or as a proxy for a direct investment in securities underlying the Series' index. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts -- The Series may purchase or sell financial futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Series deposits and maintains as collateral such initial


                MERRILL LYNCH S&P 500 INDEX FUND        JUNE 30, 2004         29

[LOGO] Merrill Lynch Investment Managers

Notes to Financial Statements (continued)            Master S&P 500 Index Series

      margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options -- The Series may purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

(c) Foreign currency transactions -- Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) Income taxes -- The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of subchapter M of the Internal Revenue Code.

(e) Security transactions and investment income -- Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

(f) Securities lending -- The Series may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. Where the Series receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Series typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Series receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Series may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.


30              MERRILL LYNCH S&P 500 INDEX FUND        JUNE 30, 2004

Notes to Financial Statements (concluded)            Master S&P 500 Index Series

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .005% of the average daily value of the Series' net assets.

The Trust has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., or its affiliates. Pursuant to that order, the Trust also has retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of FAM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Trust and the Series, invest cash collateral received by the Series for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market funds advised by FAM or its affiliates. As of June 30, 2004, the Series lent securities with a value of $73,474,555 to MLPF&S or its affiliates. For the six months ended June 30, 2004, MLIM, LLC received $66,786 in securities lending agent fees from the Series.

Merrill Lynch Trust Company ("MLTC"), a wholly-owned subsidiary of ML & Co., is the Series' custodian.

For the six months ended June 30, 2004, the Series reimbursed FAM $26,862 for certain accounting services.

Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, MLTC, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2004 were $289,332,177 and $25,591,980, respectively.

Net realized gains (losses) for the six months ended June 30, 2004 and net unrealized appreciation as of June 30, 2004 were as follows:

--------------------------------------------------------------------------------
                                                  Realized           Unrealized
                                               Gains (Losses)       Appreciation
--------------------------------------------------------------------------------
Long-term investments .................        $ (4,364,571)        $241,742,275
Financial futures contracts ...........           2,966,981              404,158
                                               ---------------------------------
Total .................................        $ (1,397,590)        $242,146,433
                                               =================================

As of June 30, 2004, net unrealized appreciation for federal income tax purposes aggregated $164,078,691, of which $421,617,308 related to appreciated securities and $257,538,617 related to depreciated securities. At June 30, 2004, the aggregate cost of investments for federal income tax purposes was $3,012,528,852.

4. Short-Term Borrowings:

The Series, along with certain other funds managed by FAM and its affiliates, is a party to a $500,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Series pays a commitment fee of ..09% per annum based on the Series pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. On November 28, 2003, the credit agreement was renewed for one year under the same terms. The Series did not borrow under the credit agreement during the six months ended June 30, 2004.


                MERRILL LYNCH S&P 500 INDEX FUND        JUNE 30, 2004         31

[LOGO] Merrill Lynch Investment Managers                         www.mlim.ml.com

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-MER-FUND (1-800-637-3863); (2) at www.mutualfunds.ml.com; and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available (1) at www.mutualfunds.ml.com and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Merrill Lynch Index Funds, Inc.
Box 9011
Princeton, NJ
08543-9011

                                                                #Index 4 -- 6/04

Item 2 - Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 9 - Submission of Matters to a Vote of Security Holders - Not Applicable

Item 10 - Controls and Procedures

10(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

10(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 - Exhibits attached hereto

11(a)(1) - Code of Ethics - Not Applicable to this semi-annual report

11(a)(2) - Certifications - Attached hereto

11(a)(3) - Not Applicable

11(b) - Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch S&P 500 Index Fund of Merrill Lynch Index Funds, Inc. and Master S&P 500 Index Series of Quantitative Master Series Trust


By: /s/ Terry K. Glenn
    ------------------------------------
    Terry K. Glenn,
    President of
    Merrill Lynch S&P 500 Index Fund of
    Merrill Lynch Index Funds, Inc. and
    Master S&P 500 Index Series of
    Quantitative Master Series Trust

Date: August 13, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Terry K. Glenn
    ------------------------------------
    Terry K. Glenn,
    President of
    Merrill Lynch S&P 500 Index Fund of
    Merrill Lynch Index Funds, Inc. and
    Master S&P 500 Index Series of
    Quantitative Master Series Trust

Date: August 13, 2004


By: /s/ Donald C. Burke
    ------------------------------------
    Donald C. Burke,
    Chief Financial Officer of
    Merrill Lynch S&P 500 Index Fund of
    Merrill Lynch Index Funds, Inc. and
    Master S&P 500 Index Series of
    Quantitative Master Series Trust

Date: August 13, 2004